Note 17 - Gain on Investment in Allied Esports Entertainment, Inc. - Schedule of Gain (Loss) of Investments (Details) - Allied Esports Entertainment, Inc. [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Net gain (loss) on investment in Allied Esports Entertainment, Inc. securities	$ 133,944
Less: Net gains and losses recognized on equity securities sold during the period	(133,944)
Unrealized losses recognized on equity securities still held at the end of the period	$ 0